Cover	Dec. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Stark Novus Financial Inc. (the “Company”) files this Amendment No. 1 to Current Report on Form 8-K/A (“Amendment”) to amend the Current Report on Form 8-K the Company filed with the Securities and Exchange Commission on December 16, 2025 (the “Original Report”). The Original Report, among other things, disclosed the voting results of the Company’s 2025 Annual Meeting of Stockholders held on December 11, 2025 (the “2025 Annual Meeting”) and the approval of an amendment (the “Charter Amendment”) to Article XI of the Company’s Third Amended and Restated Certificate of Incorporation, dated March 13, 2024 (as subsequently amended on July 21, 2026, the “Certificate of Incorporation”), which contains certain restrictions on transfer or other disposition of shares of the Company’s stock designed to preserve certain tax benefits (the “NOL Protective Provisions”). This Amendment amends the Original Report solely to correct the disclosure regarding the previously reported voting results with respect to the proposal to approve the Charter Amendment and to report that the Company has filed a Certificate of Correction (the “Certificate of Correction”) with the Delaware Secretary of State as described below.
Document Period End Date	Dec. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38821
Entity Registrant Name	STARK NOVUS FINANCIAL INC.
Entity Central Index Key	0001759546
Entity Tax Identification Number	83-2533239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false